Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group's financial statements include, but are not limited to, revenue recognition, valuation allowance for deferred tax assets, valuation of share-based compensation, and impairment of long-lived assets. Actual results may differ materially from those estimates.

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and the VIEs' subsidiaries. All intercompany balances and transactions are eliminated upon consolidation.

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The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services, and certain other businesses, the Company conducts certain of its business through the VIEs. The Company through its wholly owned subsidiaries located in the PRC ("WFOEs") entered into a series of contractual agreements with the VIEs and their shareholders. Through below contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity's economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

As of December 31, 2023, the VIEs included Shanghai Hexu, Beijing Qili, Beijing Yiqi Information, Beijing Yiqi Development and Guangzhou Qili Technology Co., Ltd. ("Guangzhou Qili").

Shanghai Hexu is the VIE that is material to the Group's business and operations since its establishment. The following is a summary of contractual agreements entered into by and among Shanghai WFOE, Shanghai Hexu and its respective shareholders.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among Shanghai WFOE, Shanghai Hexu and the shareholders of Shanghai Hexu, Shanghai WFOE has the exclusive right to provide or designate any third party to provide, among other things, technical support and consultation services, client relationship building up services, perfection of management structure and strategic consultation services to Shanghai Hexu and its subsidiaries. In exchange, Shanghai Hexu and its subsidiaries pay service fees to Shanghai WFOE at an amount determined by Shanghai WFOE in its sole discretion and can be adjusted by Shanghai WFOE unilaterally. Without the prior written consents of Shanghai WFOE, Shanghai Hexu is prohibited from engaging any third party to provide any services contemplated by this agreement and can neither dispose any important asset in any way nor change the equity structure on itself. The agreement has an initial term of ten years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by Shanghai WFOE in its sole discretion with 10 days' prior written notice.

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Shanghai WFOE, Shanghai Hexu and its shareholders, Shanghai Hexu's shareholders pledged all of their equity of Shanghai Hexu to Shanghai WFOE as security for performance of the obligations of Shanghai Hexu and its shareholders and their spouses, as applicable, under the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney and consent letters. If any of the specified events of default occurs, Shanghai WFOE can exercise the right as pledgee to enforce the pledge by, among other ways, auction or sale of the pledged equity interests. The equity interest pledge agreement will remain in effect until the earlier of (i) the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney, and consent letters, (ii) the exercise of right of pledge by Shanghai WFOE pursuant to the terms and conditions of the equity interest pledge agreement, or (iii) that the shareholders of Shanghai Hexu transfer all the equity held in Shanghai Hexu to Shanghai WFOE or its designee(s) pursuant to the exclusive call option agreement.

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The VIE arrangements - continued

Exclusive Call Option Agreement

Under the exclusive call option agreement among Shanghai WFOE, Shanghai Hexu and its shareholders, each of the shareholders of Shanghai Hexu irrevocably granted Shanghai WFOE a right to purchase or designated third party to purchase equity interests in Shanghai Hexu at a purchase price of RMB0.001 thousand or equal to the lowest price permissible by the PRC laws and regulations. If the purchase price is higher than RMB0.001 thousand, the shareholders of Shanghai Hexu shall promptly give all considerations they received from the exercise of the options to Shanghai WFOE or their designee(s). Shanghai Hexu and its shareholders covenanted that, without Shanghai WFOE's prior written consents, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in Shanghai Hexu; (ii) create any pledge or any other third party's right on their equity interests in Shanghai Hexu; (iii) change Shanghai Hexu's registered capital or merge Shanghai Hexu with other entities; (iv) dispose or force the management to dispose any material assets of Shanghai Hexu, except for the disposal of the assets that are treated as necessary for Shanghai Hexu's daily business operations; (v) cause Shanghai Hexu to terminate or force the management to terminate any material contracts to which Shanghai Hexu is a party; (vi) appoint or replace any director, supervisor or management of Shanghai Hexu; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve Shanghai Hexu; (ix) amend Shanghai Hexu's articles of association; (x) allow Shanghai Hexu to incur any debts, or any other form of liabilities other than the liabilities incurred for usual course of business operation; (xi) lend funds or provide guarantee to third party in any form. The agreement has an initial term of ten years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by Shanghai WFOE in its sole discretion with 10 days’ prior written notice. Under no circumstances can Shanghai Hexu or its shareholders terminate the exclusive call option agreement.

Proxy Agreement and Powers of Attorney

Pursuant to the proxy agreement and powers of attorney executed by Shanghai Hexu's shareholders, each of them irrevocably authorized Shanghai WFOE to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest and sponsor interest held by each of them in Shanghai Hexu or its subsidiaries, including but not limited to proposing to convene or attend shareholder meeting, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to sell or transfer of all the equity interest held in part or in whole). The agreement will remain effective within the operating period of Shanghai Hexu, unless otherwise unilaterally terminated by Shanghai WFOE in its sole discretion.

Consent Letters

Pursuant to the consent letters executed by each shareholder of Shanghai Hexu and its spouse, each signing shareholder and its spouse have confirmed and agreed to the execution of the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney, and the equity interest pledge agreement described above by the applicable shareholders. They further undertook not to hinder the disposal of the equity and not to make any assertions in connection with the equity of Shanghai Hexu held by the applicable shareholders, and confirm that the applicable shareholders can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouses. The spouse of each applicable shareholder agrees and undertakes that if she obtains any equity of Shanghai Hexu held by the applicable shareholder for any reasons, she would be bound by the transaction documents described above.

In 2021, to expand the Group's business operations, the Company set up three wholly owned subsidiaries, Guangzhou Qixiang, Guangzhou Qixuan and Beijing Yiqi Hangfan (collectively "2021 WFOEs"), in the PRC and further entered into a series of contractual agreements with Beijing Qili, Beijing Yiqi Information, Beijing Yiqi Development (collectively "2021 VIEs") and their respective shareholders, respectively, in which the terms included are substantially similar. Through these contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of 2021 VIEs, and (2) the right to receive the economic benefit of 2021 VIEs that could potentially be significant to 2021 VIEs. Accordingly, the Company is considered as the primary beneficiary of the 2021 VIEs, and has consolidated the financial results of 2021 VIEs in its consolidated financial statements.

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The VIE arrangements - continued

The following is a summary of the contractual agreements entered into by and among 2021 WFOEs, 2021 VIEs and their respective shareholders.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement entered into by and among 2021 WFOEs, 2021 VIEs and their shareholders, 2021 WFOEs were appointed as the exclusive technology and service providers to 2021 VIEs and their subsidiaries of comprehensive corporate management consulting, intellectual property licensing, technical support and business support services, which are specified by 2021 VIEs and their subsidiaries in accordance with scope of their business. The service fees shall be determined by 2021 WFOEs, if not violating the mandatory provisions of PRC laws, in accordance with the specific service content and service targets, as well as 2021 VIEs and their subsidiaries’ income and customer volume in a specific period, and shall be the balance of general income deducting costs, taxes and other reserved fees stipulated by laws and regulations. In addition, 2021 WFOEs are the sole and exclusive providers of services under the exclusive management services and business cooperation agreement. Without the prior written consent of 2021 WFOEs, during the effective period of the exclusive management services and business cooperation agreement, 2021 VIEs, their subsidiaries and their shareholders shall not directly and indirectly obtain the same or similar exclusive techniques and services as provided under the exclusive management services and business cooperation agreement from any third party, or establish any similar business cooperative relation with any third party with respect to the matters stipulated herein. Moreover, 2021 WFOEs have the exclusive proprietary rights to and interests in any and all intellectual property rights developed or produced by performance of the exclusive management services and business cooperation agreement. Without 2021 WFOEs’ consents, 2021 VIEs and their subsidiaries and their shareholders enjoy no rights other than those provided in the exclusive management services and business cooperation agreement. Further, 2021 VIEs and their subsidiaries grant to 2021 WFOEs an irrevocable and exclusive purchase right, which allows 2021 WFOEs to purchase, subject to compliance with the PRC laws, at their discretions, any or all of the assets and business of 2021 VIEs or their subsidiaries at the lowest price as permitted under PRC laws and regulations. The exclusive management services and business cooperation agreement shall remain in force during the business operation period of 2021 WFOEs and 2021 VIEs unless otherwise terminated earlier by consensus of the all parties to the exclusive management services and business cooperation agreement. 2021 WFOEs have the sole discretion and right to terminate the exclusive management services and business cooperation agreement with written notice at any time. Without 2021 WFOEs’ written consents, 2021 VIEs, their subsidiaries and their shareholders have no right to terminate the exclusive management services and business cooperation agreement.

Equity Interest Pledge Agreement

Under the equity interest pledge agreement entered into by and among 2021 WFOEs, 2021 VIEs and their shareholders, 2021 VIEs and their shareholders pledged all of their equity interests in 2021 VIEs to 2021 WFOEs as security for performance of the obligations of 2021 VIEs and their shareholders, as applicable, under the exclusive management services and business cooperation agreement, the exclusive call option agreement, the powers of attorney, and consent letters (collectively the “Master Agreements”). The pledge thereunder shall be effective from the date of registration of the pledge with competent governmental authorities to the date on which all the Master Agreements are completely performed, invalidated or terminated. In the term of pledge, if 2021 VIEs or their shareholders fail to perform any of their obligations under the equity interest pledge agreement or the Master Agreements, or in case of occurrence of other specified events, 2021 WFOEs shall have the right but not obligated to dispose the pledged equity interest in accordance with the provisions of the equity interest pledge agreement. 2021 VIEs and their shareholders undertake that, without the prior written consent of 2021 WFOEs, they will not transfer, or create or allow any encumbrance on the pledged equity interests.

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Exclusive Call Option Agreement

Under the exclusive call option agreement entered into by and among 2021 WFOEs, 2021 VIEs and their shareholders, 2021 WFOEs have the exclusive, unconditional and irrevocable right to require the shareholders of 2021 VIEs, upon occurrence of the following situations and subject to the requirements by 2021 WFOEs, to transfer any or all of the equity interest in 2021 VIEs held by the shareholders to them and/or a third party designated by them for free or considerations equivalent to the minimum purchase price permitted under the PRC laws and regulations: (1) 2021 WFOEs or the third party designated by them are permitted to hold any or all of the equity interest in 2021 VIEs under the PRC laws; or (2) subject to the PRC laws, any situation as 2021 WFOEs think is appropriate or necessary. The shareholders of 2021 VIEs agree that they will return to 2021 VIEs, 2021 WFOEs or its designated party any consideration received, in the event that 2021 WFOEs exercises the option under the exclusive call option agreement to acquire such equity interest. In addition, shareholders of 2021 VIEs undertake that, subject to the PRC laws and regulations and after taxes required by PRC laws and regulations have been paid, before their transferring the equity interest in 2021 VIEs to 2021 WFOEs, they shall deliver the dividends, bonus, or any other property distributed from 2021 VIEs to 2021 WFOEs or any third party designated by 2021 WFOEs as soon as possible and within three (3) days after receipt of such dividends, bonus or any other property. 2021 VIEs and their shareholders covenant that, without 2021 WFOEs’ prior written consents, among other things, they shall not (i) transfer any equity interest in 2021 VIEs to any third party, or create any pledge, mortgage, guarantee, or any other right in the benefit of any third party in the equity interest in 2021 VIEs held by them, except the pledge provided in the equity pledge agreement by and among 2021 WFOEs, 2021 VIEs and their shareholders, (ii) supplement, change or amend the articles of association and bylaws of 2021 VIEs in any manner, or increase or reduce registered capital or change structure of registered capital of 2021 VIEs in any other manner, (iii) enter into any material contract or change the scope of business of 2021 VIEs, (iv) terminate any material contract to which 2021 VIEs are parties or entered into any agreement that affect 2021 VIEs’ financial status and asset value; (v) create, succeed, warrant or allow any debt except the account payable occurred in ordinary course, provided however, such account payable shall not be created by loan from any other person, (vi) announce or pay any dividend to the shareholders, (vii) sell, transfer, license or dispose in any manner any asset of 2021 VIEs, or allow the encumbrance hereon of any asset of 2021 VIEs, unless 2021 VIEs are able to prove that the such sale, transfer, license, deposition or encumbrance is necessary for their business in ordinary course and the transaction amount of one single transaction shall not higher than RMB100 thousand. In the event that during the term of the exclusive call option agreement 2021 VIEs’ liquidate or dissolve, subject to the PRC laws and regulations, 2021 VIEs and their shareholders shall designate person recommended by 2021 WFOEs to constitute the liquidation group and manage the asset of 2021 VIEs. Further 2021 VIEs and their shareholders covenant that they shall appoint persons designated by 2021 WFOEs as directors, supervisors and/or senior management of 2021 VIEs, and/or remove the incumbent directors, supervisors and/or senior management of 2021 VIEs at 2021 WFOEs’ request and complete all relevant filing procedures.

Proxy Agreement and Powers of Attorney

Pursuant to the respective powers of attorney executed by each of 2021 VIEs’ shareholders, each of 2021 VIEs’ shareholders irrevocably authorized 2021 WFOEs or their designee(s) to act on their respective behalf as proxy attorney and at such person’s own will, to the extent permitted by law, to exercise all rights of shareholders concerning all the equity interest held by each of them in 2021 VIEs, including but not limited to proposing to convene or attend shareholder meetings, signing relevant resolutions, nominating, voting and appointing on shareholder meetings, receiving dividends and selling, transferring, pledging or disposing of all the equity held in part or in whole, and exercising all other rights as shareholders. The powers of attorneys shall remain valid for the duration of the exclusive management services and business cooperation agreement.

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The VIE arrangements - continued

Consent Letters

Pursuant to consent letters executed by the spouse of each 2021 VIEs’ shareholder, the spouse of each 2021 VIEs’ shareholder confirms that she is aware of and consents to the execution of the exclusive management services and business cooperation agreement, the exclusive call option agreement, the powers of attorney and the equity pledge agreement (collectively, the “Transaction Documents”) by her spouse, and agrees the disposal of the equity interests in 2021 VIEs in accordance with the Transaction Documents. Spouses covenant that they will not take any action at any time to hinder the disposal arrangement of such equity interest, including but not limited to claiming that the said equity interest belongs to her joint property with her spouse, and confirm that their spouses may further amend or terminate the Transaction Documents without the need for authorization or consent by them and they will execute all documents and take all actions necessary to ensure that the Transaction Documents (as amended from time to time) are properly performed. In addition, the spouse of each 2021 VIEs’ shareholder undertakes to unconditionally and irrevocably waive any rights or interests in the equity and corresponding assets of 2021 VIEs that may be granted to her, she will be bound by Transaction Documents as amended from time to time if she has obtained any equity interests, directly or indirectly, in 2021 VIEs for whatever reasons.

In 2022, to further expand the Group's business operations, the Company set up Guangzhou Qili and further entered into a series of contractual arrangements with Guangzhou Qili and its shareholders through a wholly-owned subsidiary Guangzhou Qixiang, in which the terms included are substantially similar to the contractual agreements entered into by and among 2021 WFOEs, 2021 VIEs and their respective shareholders as disclosed above. Through these contractual arrangements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of Guangzhou Qili, and (2) the right to receive the economic benefit of Guangzhou Qili that could potentially be significant to Guangzhou Qili. Accordingly, the Company is considered as the primary beneficiary of Guangzhou Qili, and has consolidated the financial results of Guangzhou Qili in its consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with the VIEs and VIE's shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

The VIEs and VIEs' shareholders may have or develop interests that conflict with the Group's interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs and VIE's shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group's use of financing sources or otherwise restrict the VIEs or the Group's ability to conduct business.

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group's business and operations in China.

The Group's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs and VIEs' subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over the VIEs and VIEs' shareholders, and the Group may lose the ability to receive economic benefits from the VIEs.

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The VIE arrangements - continued

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The Group's business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2022 and 2023, the VIEs and VIEs' subsidiaries accounted for an aggregate of 35% and 31% of the Group's consolidated total assets, respectively, and 39% and 45% of the Group's consolidated total liabilities, respectively.

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 were included in the accompanying consolidated financial statements:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	154,544	43,369
Available-for-sale investments	19,531	—
Accounts receivable	32,934	57,343
Prepaid expenses and other current assets	110,131	77,132
Total current assets	317,140	177,844
Property and equipment, net	9,264	19,413
Right-of-use assets	12,244	14,755
Other non-current assets	3,070	774
Total non-current assets	24,578	34,942
Total assets	341,718	212,786

Accrued expenses and other current liabilities	35,220	31,272
Deferred revenue and customer advances	40,092	42,768
Operating lease liabilities, current	8,179	5,781
Total current liabilities	83,491	79,821
Operating lease liabilities, non-current	3,563	6,530
Total non-current liabilities	3,563	6,530
Total liabilities	87,054	86,351

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	2,166,327	498,602	168,085
Net income	797,867	309,653	42,291

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2021, 2022 and 2023, excluding inter-company transactions:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	581,190	50,755	(45,201)
Net cash (used in) generated from investing activities	(59,413)	(9,510)	8,325
Net cash generated from financing activities	—	—	—

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and which can only be used to settle the VIEs' obligations as of December 31, 2023. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

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The VIE arrangements - continued

Foreign currency translation and transactions

The Group's reporting currency is Renminbi ("RMB"). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar ("US dollar" or "US$"). The functional currency of all the other subsidiaries, the VIEs and VIEs' subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive (loss) income in the consolidated statements of changes in shareholders' equity and the consolidated statements of comprehensive loss.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience translation

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders' equity and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to insignificant risk of changes in value.

Restricted cash

Restricted cash represents the cash and cash equivalents deposited in bank accounts that are legally restricted as to withdrawal or for use.

Term Deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

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Available-for-sale investments

Available-for-sale investments are wealth management products issued by commercial banks with variable interest rates and unsecured principal and no restriction on withdrawal. The Group classified these investments as available-for-sale and record them at fair value in accordance with ASC 825 Financial Instruments with unrealized gains and losses recorded in accumulated other comprehensive (loss) income. Due to the relatively short maturities, the unrealized losses of these investments were insignificant for the year ended December 31, 2022. The Company disposed all available-for-sale investments during the year ended December 31, 2023 and the realized gains of these investments were insignificant.

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the creditworthiness of customers, aging of the receivables, transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves to monitor the Group's receivables within the scope of expected credit losses model and use these as a basis to develop the Group's expected loss estimates.

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposits, available-for-sale investments, accounts receivable, and receivables from third party payment platforms.

As of December 31, 2022 and 2023, the carrying values of cash and cash equivalents, restricted cash, term deposits, available-for-sale investments, accounts receivable, and receivables from third party payment platforms approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

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Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The impairment of the long-lived assets incurred was RMB104,651, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group's customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The Group's revenue is reported net of discount, value added tax and related surcharges. The Group began to provide the online K-12 tutoring services in 2017, which became a major revenue stream in 2021. As described in Note 1, the Group ceased to offer online K-12 tutoring courses to comply with the new regulations at the end of 2021.

In 2022 and 2023, as a result of its business transformation, the Group's revenues were generated from Teaching and learning SaaS offerings and other educational products and services.

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Revenue recognition - continued

(1)
Teaching and learning SaaS offerings

From September 2021, the Group launched Teaching and learning SaaS offerings which integrate software and hardware to provide data driven recommendation and other value-added functions to cater the needs of students, teachers, schoolmasters and educational authorities. These offerings help schools and teachers digitalize traditional teaching resources, achieve data synchronization across different education functions, and gain insights into students' academic performance. The Group's Teaching and learning SaaS offerings is provided based on independently configurable modules, including classroom solutions, question banks, homework assignments, self-directed learning and multi-role reporting, etc. The major customers of Teaching and learning SaaS offerings are regional educational authorities and schools.

For Teaching and learning SaaS offerings contracts where the Group provides customers an access to its hosted applications and platforms on a subscription model, the Group identifies SaaS subscription as one performance obligation and recognizes revenue ratably over the subscription period. In certain contracts where customers also purchase proprietary hardware which is adapted to the subscribed SaaS, the hardware provides additional and elevated functionalities when paired with subscribed SaaS. The hardware could not be used and sold separately without the Group's Teaching and learning SaaS offerings. Therefore, the Group determines the hardware and subscribed SaaS represent one performance obligation, as they are highly interdependent and interrelated, and the related revenue is recognized ratably over the SaaS subscription period. In certain SaaS subscription contracts, instead of purchasing, the customers lease and utilize the hardware for the SaaS subscription period. The Group assessed and determined that the leases of hardware are operating leases, and the non-lease component of subscribed SaaS service is the predominant component. The Group elected to apply the practical expedient to account for the lease component and the non-lease component as a combined non-lease component. The timing and pattern of control transfer of the hardware lease component and subscribed SaaS service component are the same. Accordingly, the related revenue is recognized ratably over the SaaS subscription period.

For Teaching and learning SaaS offerings contracts that contain purchasing of software license and SaaS subscription, the Group concludes that software license and subscribed SaaS are distinct since each of their functionalities has utility on their own. The Group may also provide technical support for purchased software license as post-delivery maintenance services, which is considered as a separate performance obligation. In contracts where customers purchase software license, maintenance service and subscribed SaaS, the Group allocates the transaction price to each of the performance obligations based on their relative standalone selling prices. The Group recognizes revenue of software license over a period of time during which the control of software license is progressively transferred to customers as the Group's service creates and enhances the software that the customer controls. The measure of progress is based on costs incurred as compared with total estimated budget costs. For the subscribed SaaS, the revenue is recognized ratably over the subscription period. Revenue of maintenance service is recognized over the service period and was immaterial for the periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

(2)
Other educational products and services

Other educational products and services includes the sales of membership-based premium educational content with subscription periods ranging from 15 days to one year. The Group has determined that the membership-based premium educational content subscription services represent one performance obligation. The Group collects the content subscription fee in advance and records it as deferred revenue. Refunds are offered for the remaining undelivered services, which is accounted for as variable consideration. Revenue is recognized ratably over the contract period as the Group concluded that the subscription services represent a stand ready obligation to provide the services while the member simultaneously receives and consumes the benefits of such services throughout the contract period.

For the year ended December 31, 2022, a major component of other educational products and services was the personalized self-directed learning product. The Group charges users subscription fees for the personalized self-directed learning products with subscription periods ranging from one month to two months. Each month, users receive a package consisting of customized exercises and other learning materials, which is designed to be used together with the mobile app, where users can upload their daily exercises, autoscore their exercise results and watch solution videos online on a daily basis. The Group assessed and concluded that there is only one performance obligation included in the personalized self-directed learning product as the goods and services included are highly interdependent and interrelated. The subscription fee is collected in advance and recorded as deferred revenue. Refunds are offered for the remaining undelivered goods and services, which is accounted for as variable consideration. The revenue is recognized ratably over the subscription period on a straight-line basis while the users simultaneously receive and consume the benefits of such learning products throughout the subscription period. The revenue generated from personalized self-directed learning product for the year ended December 31, 2023 was not material.

(3)
Online K-12 tutoring services

The Group offered various types of Online K-12 tutoring services prior to December 31, 2021. The Group's Online K-12 tutoring services consisted of several components, including online live broadcasting classes, provisioning of teaching material, academic assessment and evaluation of learning outcomes during the period. Different service components were highly interdependent and interrelated in the context of the contract with the live interactive tutoring services because the service components were all designed specifically for each class and were not able to fulfil the service promise if transferred independently to the customers. Therefore, the Group had determined that the live interactive tutoring services represent one performance obligation. The service period for the live interactive tutoring services was generally less than four months.

The Group also offered the customers a content playback service once each of the live tutoring class was delivered. In the content playback service, the customers had unlimited access to recorded audio-video content of the previous live tutoring classes for three years. No other interactions or activities were provided during the playback period.

The Group determined that the live interactive tutoring service and content playback service were two separate performance obligations under ASC 606, as these two deliverables were distinct, customers could benefit from each other on their own and the Group's promises to deliver the services were separately identifiable from each other in the contract.

Tutoring fees were collected in advance. The Group determined that there was not a significant financing component based on the nature of the service offered and the purpose of the payment terms. Students were offered a full, unconditional refund if students withdraw 30 minutes before the start of the third class. The Group also offered refunds for any remaining undelivered classes to students who withdraw from the courses. The refund was equal to the amount related to the undelivered classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

(3)
Online K-12 tutoring services - continued

The Group provided incentives to customers. The Group distributed cash coupons to attract both existing and prospective students to enroll in future classes. The students could redeem the cash coupons as a reduction to the payment for future Online K-12 tutoring services. The coupon did not constitute material right as it was granted independently to the purchase of a course with the Group and is accounted for as a reduction of transaction price when the coupons were redeemed.

The Group determined the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method, and allocated the tutoring fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determined the stand-alone selling prices for live interactive tutoring services and content playback service using an expected cost plus margin methodology.

Revenue related to the live interactive tutoring service was recognized proportionately as the online classes were delivered, as the Group concluded that the delivery of each online class represented a faithful depiction of when the services were provided to the students. Revenue related to the right to access the content playback was recognized proportionally over the playback period, as the Group concluded that the content playback service represented a stand ready obligation to provide the playback services and the customer simultaneously received and consumed the benefits as the Group provided such services throughout the playback period. The revenue related to the content playback service was not material.

Contract and refund liabilities

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2022	2023
	RMB	RMB
Deferred revenue and customer advances	42,385	44,949
Refund liabilities	389	225

Deferred revenue and customer advances as of December 31, 2023 primarily consisted of the service fees of Teaching and learning SaaS offerings and other educational products and services received from customers for which the Group's revenue recognition criteria have not been met.

The deferred revenue and customer advances has been recognized as revenue when the related service was delivered. For the years ended December 31, 2022 and 2023, revenue recognized that was included in the deferred revenue and customer advances balance at January 1, 2022 and January 1, 2023 amounted to RMB243,878 and RMB42,385, respectively.

Refund liabilities represent the service fee collected by the Group for other educational products and services which it expects to refund back to its customer as a result of its refund policy. Refund liabilities are estimated based on the anticipated cash refund that would occur in the normal course of business.

The Group's remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2023, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB44,949. The Group expects to recognize revenue of RMB44,949 related the remaining performance obligations over the next 12 months.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

The Group elected to apply the practical expedient to expense incremental costs of obtaining a contract when incurred as the amortization period of the contract cost that the Group otherwise would have amortized is generally less than one year.

Disaggregation of revenue

For the years ended December 31, 2021, 2022 and 2023, all of the Group's revenues were generated in the PRC. Additionally, all the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Teaching and learning SaaS offerings	—	115,365	149,119
Other educational products and services	55,910	415,699	21,843
Online K-12 tutoring services	2,128,610	—	—
Total net revenues	2,184,520	531,064	170,962

Cost of Revenue

Cost of revenues mainly consists of salaries, welfare, service fees and rental expenses for office space, depreciation and amortization of property and equipment, bandwidth costs and cost of purchased educational products, materials and hardware.

For online K-12 tutoring services that the Group provided prior to December 31, 2021, the compensations for instructors consisted of base salary, as well as teaching fees based on hourly rates and the numbers of students enrolled in connection with courses delivered. The compensation of tutors consisted of base salary and performance-based compensation, which was determined based on student retention and exercise completion. The Group accrued on a monthly basis for the cost of tutors which included base salary, compensation for exercise marking as well as student retention bonus. The retention bonus was estimated by using the expected number of successful recurring course purchase, multiplied by the bonus rate.

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for development of course content, product and technology development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group's research and development activities primarily consist of the development and enhancement of the Group's educational content, applications and platforms. The Group has expensed all research and development expenses when incurred.

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) salaries, benefits and commission for sales and marketing personnel, (ii) office rental, general expenses and depreciation and amortization expenses associated with the sales and marketing activities, (iii) teaching materials and gifts provided for promotional online courses of online K-12 tutoring service.

The Group expenses advertising costs as incurred. Total advertising costs incurred were RMB76,456, nil and RMB1,035 for the years ended December 31, 2021, 2022 and 2023, respectively.

Value added taxes ("VAT")

The Group's services are subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 6% or 13% for general-VAT-payer entities in accordance with relevant PRC tax rules.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Leases

The Group leases offices in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group's incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group's leases have remaining lease terms of up to six years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

Amendments to a lease are assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification using an incremental borrowing rate based on the information available at the commencement date. For modified leases the Company also reassesses the lease classification as of the effective date of the modification.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

The Company grants share options and restricted shares ("RSs") to its employees and external consultants (together, "Share-Based Awards").

The Group measures the cost of the Share-Based Awards based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the award agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

The cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the awards. The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the modified award at the modification date. The incremental portion of share-based compensation for the vested portion is recognized immediately and the incremental portion of share-based compensation for the nonvested portion is recognized over the remaining vesting period of the award. If an award is canceled without the concurrent grant of a replacement award or any other consideration, unrecognized compensation cost related to the canceled award is recognized immediately upon cancelation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Share-based compensation - continued

For awards granted with a performance condition that affects vesting, the performance condition is not considered in determining the award's grant-date fair value; however, the performance condition is considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with a performance condition unless and until the performance condition is determined to be probable of achievement.

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.

Net loss per share

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. To calculate the number of shares for diluted loss per share, the effect of the share options is computed using the treasury stock method.

The Company was loss making for the years ended December 31, 2021, 2022 and 2023. The effect of potential issuances of shares for the share options was anti-dilutive, and therefore basic and diluted income per share were the same for the years ended December 31, 2021, 2022 and 2023.

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's cash and cash equivalents and restricted cash denominated in RMB amounted to RMB169,696 and RMB57,505 as of December 31, 2022 and 2023, respectively.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Significant risks and uncertainties - continued

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, term deposits, available-for-sale investments, accounts receivable, and receivables from third party payment platforms. As of December 31, 2022 and 2023, substantially all of the Group's cash and cash equivalents, restricted cash and term deposits were deposited in financial institutions with high credit rating.

The following customers accounted for 10% or more of net revenue for the year ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Percentage of revenue contributed by Customer A	*%	*%	32%
Percentage of revenue contributed by Customer B	*%	*%	15%
Percentage of revenue contributed by Customer C	*%	*%	14%

* Revenue from such customers represented less than 10% of the Group's revenue during the respective years.

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group's accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of accounts receivable from Customer A	*%	34%
Percentage of accounts receivable from Customer C	*%	21%
Percentage of accounts receivable from Customer D	49%	18%

* Accounts receivable from such customers represented less than 10% of the Group's accounts receivable at the end of respective years.

Recently issued accounting pronouncements not yet adopted

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which improves the disclosures about a public entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. The standard shall be applied retrospectively to all prior periods presented in the financial statements. The standard is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. A public entity should apply the amendments in this update retrospectively to all prior periods presented in the financial statements. The Group is currently evaluating the impact of the amendments on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group is currently evaluating the impact of the amendments on its consolidated financial statements.